STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (7,246)	$ (4,053)		$ (1,279)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7		[1]	1
Operating lease provided by controlling shareholder	0	33		25
Share-based compensation to employees	812	38		89
Share-based compensation to service providers	412	202		0
Interest expense and amortization of discount on convertible notes	0	987		541
Issuance costs	0	0		47
Revaluation of derivative warrant liability	0	1,105		2
Change in:
Other current and non-current assets	(348)	(1,884)		(183)
Trade payables	(585)	720		(2)
Other accounts payable and accrued expenses	395	295		150
Net cash used in operating activities	(6,553)	(2,557)		(609)
Cash flows from investing activities
Purchase of property and equipment	(50)	(10)		0
Net cash used in investing activities	(50)	(10)		0
Cash flows from financing activities
Proceeds from issuance of convertible notes, net	0	0		241
Proceeds from exercise of warrants	1,930	0		0
Proceeds from issuance of ordinary shares under Private Investment in Public Equity	6,000	0		0
Issuance costs	(446)	0		0
Proceeds from issuance of August and December 2019 convertible notes and warrants, net	0	0		1,269
Proceeds from issuance of ordinary shares under Initial Public Offering, net		17,310
Net cash provided by financing activities	7,484	17,310		1,510
Change in cash, cash equivalents and restricted cash	881	14,743		901
Cash, cash equivalents and restricted cash at the beginning of the year	15,690	947		46
Cash, cash equivalents and restricted cash at the end of the year	$ 16,571	$ 15,690		$ 947

[1]	Represents amount less than $1